THIRD AVENUE VARIABLE SERIES TRUST

FIRST QUARTER REPORT

MARCH 31, 2024

THIRD AVENUE VALUE PORTFOLIO

The Portfolio is distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Portfolio.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at March 31, 2024 (Unaudited)

Shares	Security†	Value

Common Stocks - 86.61%
	Automotive - 7.04%
29,876	Bayerische Motoren Werke AG (Germany)	$3,447,058
27,635	Mercedes-Benz Group AG (Germany)	2,200,767

		5,647,825

	Banks - 11.01%
303,426	Bank of Ireland Group PLC (Ireland)	3,096,485
41,424	Comerica, Inc.	2,277,906
219,608	Deutsche Bank AG (Germany)	3,458,883

		8,833,274

	Brokerages & Exchanges - 1.18%
424,812	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	945,986

	Building Products - 6.07%
73,931	Buzzi SpA (Italy)	2,903,489
85,400	Taiheiyo Cement Corp. (Japan)	1,966,882

		4,870,371

	Capital Equipment - 3.48%
26,900	Horiba, Ltd. (Japan)	2,794,644

	Consumer Products - 1.86%
52,403	Fila Holdings Corp. (South Korea)	1,492,388

	Diversified Holding Companies - 5.76%
412,426	CK Hutchison Holdings, Ltd. (Cayman Islands)	1,984,861
77,000	Jardine Cycle & Carriage, Ltd. (Singapore)	1,378,656
356,558	Quinenco S.A. (Chile)	1,255,524

		4,619,041

	Energy - Refining & Marketing - 2.07%
292,122	Ultrapar Participacoes S.A. (Brazil)	1,662,895

	Financial Services - 2.46%
47,089	Lazard, Inc.	1,971,616

	Forest Products & Paper - 1.73%
88,903	Interfor Corp. (Canada) (a)	1,388,791

	Insurance - 2.61%
68,226	Old Republic International Corp.	2,095,903

	Media - 2.65%
3,202,239	S4 Capital PLC (United Kingdom) (a)	2,126,568

	Metals & Mining - 13.99%
756,703	Capstone Copper Corp. (Canada) (a)	4,815,459
226,904	Lundin Mining Corp. (Canada)	2,321,723
67,296	Warrior Met Coal, Inc.	4,084,867

		11,222,049

	Non-U.S. Real Estate Operating Companies - 1.94%
2,368,200	Genting Singapore, Ltd. (Singapore)	1,553,153

	Oil & Gas Production & Services - 13.09%
549,127	Harbour Energy PLC (United Kingdom)	1,912,439
148,060	Subsea 7, S.A. (Luxembourg)	2,368,256
37,824	Tidewater, Inc. (a)	3,479,808
36,420	Valaris, Ltd. (Bermuda) (a)	2,740,969

		10,501,472

	Retail - 2.31%
127,200	Seven & i Holdings Co., Ltd. (Japan)	1,854,053

Shares	Security†	Value

	Transportation & Logistics - 7.36%
24,837,690	Cia Sud Americana de Vapores S.A. (Chile)	$1,868,334
444,053	easyJet PLC (United Kingdom)	3,196,285
62,786	Hawaiian Holdings, Inc. (a)	836,937

		5,901,556

	Total Common Stocks (Cost $55,477,412)	69,481,585

Short-Term Investments - 11.93%
9,566,016	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.190% (b)	9,566,016

	Total Short-Term Investments (Cost $9,566,016)	9,566,016

	Total Investment Portfolio - 98.54% (Cost $65,043,428)	79,047,601
	Other Assets less Liabilities - 1.46%	1,172,284

	NET ASSETS - 100.00%
	(Applicable to 3,178,524 shares outstanding)	$80,219,885

	NET ASSET VALUE PER SHARE	$25.24

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at March 31, 2024.
†	U.S. issuer unless otherwise noted.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments (continued)

at March 31, 2024 (Unaudited)

Summary of Investments by Industry	% of Net Assets

Metals & Mining	13.99%
Oil & Gas Production & Services	13.09
Banks	11.01
Transportation & Logistics	7.36
Automotive	7.04
Building Products	6.07
Diversified Holding Companies	5.76
Capital Equipment	3.48
Media	2.65
Insurance	2.61
Financial Services	2.46
Retail	2.31
Energy - Refining & Marketing	2.07
Non-U.S. Real Estate Operating Companies	1.94
Consumer Products	1.86
Forest Products & Paper	1.73
Brokerages & Exchanges	1.18
Short-Term Investments	11.93
Other Assets less Liabilities	1.46

Total	100.00%

Country Concentration	% of Net Assets

United States	30.31%
Germany	11.35
Canada	10.63
United Kingdom	9.02
Japan	8.24
Chile	3.90
Ireland	3.86
Singapore	3.66
Italy	3.62
Bermuda	3.42
Luxembourg	2.95
Cayman Islands	2.47
Brazil	2.07
South Korea	1.86
Mexico	1.18

Total	98.54%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Portfolio of Investments

March 31, 2024 (Unaudited)

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s policies and procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, the Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Portfolio of Investments

March 31, 2024 (Unaudited)

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

• Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2024:

Assets	Total Value at 3/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$5,647,825	$—	$5,647,825	$—
Banks	8,833,274	2,277,906	6,555,368	—
Brokerages & Exchanges	945,986	945,986	—	—
Building Products	4,870,371	—	4,870,371	—
Capital Equipment	2,794,644	—	2,794,644	—
Consumer Products	1,492,388	—	1,492,388	—
Diversified Holding Companies	4,619,041	1,255,524	3,363,517	—
Energy - Refining & Marketing	1,662,895	1,662,895	—	—
Financial Services	1,971,616	1,971,616	—	—
Forest Products & Paper	1,388,791	1,388,791	—	—
Insurance	2,095,903	2,095,903	—	—
Media	2,126,568	—	2,126,568	—
Metals & Mining	11,222,049	11,222,049	—	—
Non-U.S. Real Estate Operating Companies	1,553,153	—	1,553,153	—
Oil & Gas Production & Services	10,501,472	6,220,777	4,280,695	—
Retail	1,854,053	—	1,854,053	—
Transportation & Logistics	5,901,556	2,705,271	3,196,285	—

Total Common Stocks	69,481,585	31,746,718	37,734,867	—

Short-Term Investments:	9,566,016	9,566,016	—	—

Total Short-Term Investments	9,566,016	9,566,016	—	—

Total Value of Investments	$79,047,601	$41,312,734	$37,734,867	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

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